UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: UBS Series Funds 1285 Avenue of the Americas New York, NY 10019-6028
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

UBS Liquid Assets Government Fund

UBS Select Prime Institutional Fund

UBS Select Prime Preferred Fund

UBS Select Prime Investor Fund

UBS Select Treasury Institutional Fund

UBS Select Treasury Preferred Fund

UBS Select Treasury Investor Fund

UBS Select Treasury Capital Fund

UBS Tax-Free Reserves Fund

UBS Tax-Free Preferred Fund

UBS Tax-Free Investor Fund

UBS Prime Reserves Fund

UBS Prime Investor Fund

UBS Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Government Institutional Fund

UBS Select Government Investor Fund

UBS Select Government Capital Fund

UBS RMA Government Money Market Fund

UBS Ultra Short Income Fund

(Explanatory Note: The registrant has one remaining series that had issued shares during the fiscal year covered by this form, namely Limited Purpose Cash Investment Fund; the shares of that series are privately placed and are not registered under the Securities Act of 1933, as amended; hence, that series is not included in this filing on Form 24f-2.)

3.	Investment Company Act File Number: 811-8767
Securities Act File Number: 333-52965

4(a).	Last day of fiscal year for which this Form is filed: April 30, 2019
4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

4(c).	☐	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$ 403,966,465,970
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 393,205,122,240
(iii)

Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 34,874,443,278
	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$ 428,079,565,518
	(v)	Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$ 0

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(24,113,099,548)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	$ 0.0001212
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

 $                     .

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$ 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
☐ Wire Transfer

☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Rose Ann Bubloski
Rose Ann Bubloski

Vice President and Assistant Treasurer

Date:	July 25, 2019

*Please print the name and title of the signing officer below the signature.

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